DoubleLine Low Duration Bond Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.7%
314,202	AccessLex Institute, Series 2004-2-A3 (3 Month LIBOR USD + 0.19%, 0.00% Floor)	4.55%		10/25/2024	313,635
3,024,751	AccessLex Institute, Series 2007-A-B (3 Month LIBOR USD + 0.55%, 0.00% Floor)	5.31%		02/25/2037	2,899,538
1,052,441	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46	% (a)	10/15/2024	1,043,949
3,775,507	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90	% (a)	01/15/2025	3,673,776
2,850,000	Affirm Asset Securitization Trust, Series 2021-B-A	1.03	% (a)	08/17/2026	2,703,910
8,102,357	Affirm Asset Securitization Trust, Series 2021-Z1-A	1.07	% (a)	08/15/2025	7,875,911
3,803,648	Aqua Finance Trust, Series 2020-AA-A	1.90	% (a)	07/17/2046	3,589,244
1,966,319	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	1,900,676
8,694,063	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	7,527,551
1,233,294	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68	% (a)	09/25/2042	1,135,962
1,154,407	Commonbond Student Loan Trust, Series 2020-AGS-A	1.98	% (a)	08/25/2050	984,200
2,925,294	Consumer Loan Underlying Bond Credit Trust, Series 2020-P1-C	4.61	% (a)	03/15/2028	2,851,068
587,999	CPS Auto Receivables Trust, Series 2020-C-C	1.71	% (a)	08/17/2026	584,308
2,746,201	CPS Auto Receivables Trust, Series 2022-D-A	6.09	% (a)	01/15/2027	2,749,241
2,709,156	Diamond Resorts Owner Trust, Series 2021-1A-B	2.05	% (a)	11/21/2033	2,459,657
22,337,100	Exeter Automobile Receivables Trust, Series 2021-1A-C	0.74%		01/15/2026	21,853,260
4,250,000	ExteNet LLC, Series 2019-1A-B	4.14	% (a)	07/26/2049	4,017,990
1,711,967	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	1,676,872
3,750,653	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	3,328,383
10,200,000	Hertz Vehicle Financing LLC, Series 2021-1A-B	1.56	% (a)	12/26/2025	9,353,795
1,117,178	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54	% (a)	02/25/2032	1,080,614
560,000	Hilton Grand Vacations Trust, Series 2020-AA-A	2.74	% (a)	02/25/2039	526,757
791,157	Laurel Road Prime Student Loan Trust, Series 2019-A-A1FX	2.34	% (a)	10/25/2048	766,268
8,963,642	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	6,832,812
4,054,381	Marlette Funding Trust, Series 2019-4A-C	3.76	% (a)	12/17/2029	3,976,605
773,833	MVW Owner Trust, Series 2018-1A-C	3.90	% (a)	01/21/2036	744,766
3,649,106	Navient Private Education Loan Trust, Series 2020-FA-A	1.22	% (a)	07/15/2069	3,241,949
2,045,156	Navient Private Education Loan Trust, Series 2020-GA-A	1.17	% (a)	09/16/2069	1,814,956
3,400,021	NP SPE LLC, Series 2019-1A-A1	2.57	% (a)	09/20/2049	3,155,764
3,489,085	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (a)	02/15/2027	3,462,207
8,083,801	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10	% (a)	02/15/2028	7,996,149
4,129,413	Pagaya AI Debt Selection Trust, Series 2021-1-A	1.18	% (a)	11/15/2027	4,068,007
19,762,222	Pagaya AI Debt Selection Trust, Series 2021-5-A	1.53	% (a)	08/15/2029	19,064,572
10,478,079	Pagaya AI Debt Selection Trust, Series 2021-HG1-A	1.22	% (a)	01/16/2029	9,888,919
14,813,637	Pagaya AI Debt Selection Trust, Series 2022-1-A	2.03	% (a)	10/15/2029	14,228,417
3,711,208	Pagaya Al Debt Selection Trust, Series 2021-3-A	1.15	% (a)	05/15/2029	3,616,471
21,575,838	Pagaya Al Debt Selection Trust, Series 2022-3-A	6.06	% (a)	03/15/2030	21,319,581
1,178,020	Prosper Marketplace Issuance Trust, Series 2019-2A-C	5.05	% (a)	09/15/2025	1,173,653
5,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	4,772,466
2,361,034	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	2,154,469

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,144,664	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.00% Floor)	5.06%		06/15/2039	5,789,312
3,695,451	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%, 0.00% Floor)	5.04%		12/15/2039	3,497,748
18,826,872	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	17,790,170
15,035,020	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	14,784,131
34,699,417	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	32,776,098
13,000,000	SoFi Consumer Loan Program Trust, Series 2022-1S-A	6.21	% (a)	04/15/2031	13,003,349
178,873	SoFi Professional Loan Program LLC, Series 2017-A-A2B	2.40	% (a)	03/26/2040	177,425
1,550,999	SoFi Professional Loan Program Trust, Series 2018-D-A2FX	3.60	% (a)	02/25/2048	1,491,138
5,113,608	SoFi Professional Loan Program Trust, Series 2020-C-AFX	1.95	% (a)	02/15/2046	4,584,524
6,972,083	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54	% (a)	02/25/2044	6,806,909
3,818,750	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	3,355,226
3,250,000	Tesla Auto Lease Trust, Series 2020-A-A4	0.78	% (a)	12/20/2023	3,238,470
83,474	Upgrade Master Pass-Thru Trust, Series 2019-ST1-A	4.00	% (a)	07/15/2025	82,820
3,799,451	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	15.57	% (a)(b)	07/15/2027	3,640,399
2,011,934	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	1,922,838
2,438,361	Upstart Pass-Through Trust, Series 2021-ST5-A	2.00	% (a)	07/20/2027	2,320,272
7,384,550	Upstart Pass-Through Trust, Series 2021-ST6-A	1.85	% (a)	08/20/2027	6,889,275
7,058,908	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	6,914,153
2,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	1,860,802
1,950,317	USASF Receivables LLC, Series 2020-1A-B	3.22	% (a)	05/15/2024	1,944,627
8,255,020	Westgate Resorts LLC, Series 2022-1A-C	2.49	% (a)	08/20/2036	7,754,952

Total Asset Backed Obligations (Cost $355,003,248)					337,032,966

Bank Loans - 5.3%
	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan
2,349,882	(3 Month LIBOR USD + 1.75%)	6.16%		11/19/2026	2,313,999
7,902,085	(1 Month LIBOR USD + 1.75%)	6.13%		11/19/2026	7,781,420
937,019	Api Group DE, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.57%		10/01/2026	932,137
11,356,344	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%		09/07/2027	11,351,574
8,153,006	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%		11/08/2027	8,127,528
4,300,000	Axalta Coating Systems US Holdings, Inc.	7.32	% (c)	12/20/2029	4,309,675
11,255,707	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.02%		07/01/2026	11,186,653
1,887,673	Cable One, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%		05/03/2028	1,849,212
1,415,660	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.39%		04/06/2026	1,400,180
7,589,083	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.89%		12/16/2027	7,526,131
2,921,165	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	6.38%		02/22/2028	2,881,466
10,276,821	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%		02/01/2027	10,050,731
10,270,776	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	5.87%		07/30/2027	9,883,978

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
6,093,057	Element Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	6.32%	01/30/2026	6,093,057
6,506,256	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%	12/22/2027	6,400,530
11,496,720	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	04/28/2028	11,396,124
2,519,597	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	6.82%	06/30/2028	2,477,079
14,956,640	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	6.17%	03/01/2027	14,856,954
890,307	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	5.97%	12/11/2026	871,807
11,159,580	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%	11/09/2029	11,155,675
3,247,352	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.62%	01/02/2026	3,168,652
9,508,028	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%	11/15/2027	9,214,895
11,496,768	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	6.19%	03/15/2028	11,499,872
7,308,906	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%	07/03/2028	7,296,152
	ICU Medical, Inc., Senior Secured First Lien Term Loan
1,054,198	(3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.23%	01/08/2029	1,022,572
141,765	(1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	6.92%	01/08/2029	137,512
10,444,280	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	5.42%	06/11/2025	10,414,932
11,332,884	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	01/02/2026	11,205,389
6,822,670	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.09%	03/15/2028	6,745,915
1,940,438	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%)	5.86%	01/29/2027	1,891,927
7,880,350	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	03/01/2027	7,571,480
3,968,960	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	08/29/2025	3,937,208
8,833,512	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.88%	09/18/2026	8,777,199
10,214,327	NortonLifeLock, Inc., Senior Secured First Lien (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	6.42%	09/12/2029	10,063,258
10,719,907	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	6.42%	08/04/2028	10,616,728
1,821,018	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%	07/03/2028	1,817,841
	Resideo Funding, Inc., Senior Secured First Lien Term Loan
4,178,470	(3 Month LIBOR USD + 2.25%, 0.50% Floor)	6.88%	02/11/2028	4,154,985
806,684	(1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.55%	02/11/2028	802,151
806,684	(2 Month LIBOR USD + 2.25%, 0.50% Floor)	6.50%	02/11/2028	802,151
10,186,953	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	02/04/2027	10,120,890
5,598,247	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	04/16/2025	5,513,237

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,890,740	Standard Industries, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.25%, 0.50% Floor)	6.43%		09/22/2028	4,837,480
10,173,553	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	6.98%		07/21/2026	10,049,182
8,756,335	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%		11/13/2026	8,647,669
5,121,783	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%		09/14/2026	5,081,142
3,799,969	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.82%		01/31/2028	3,743,311
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
2,255,100	(1 Month LIBOR USD + 1.75%)	6.09%		12/31/2025	2,238,829
9,069,206	(1 Month LIBOR USD + 1.75%)	6.13%		12/31/2025	9,003,772
10,756,343	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	6.51%		01/20/2028	10,648,780

Total Bank Loans (Cost $316,116,572)					313,871,021

Collateralized Loan Obligations - 17.2%
20,000,000	AIG LLC, Series 2018-1A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.36	% (a)	04/20/2032	19,622,236
10,000,000	AIG LLC, Series 2021-2A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.41	% (a)	07/20/2034	9,680,770
20,000,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.39	% (a)	07/20/2032	19,572,228
10,500,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%, 0.00% Floor)	5.36	% (a)	04/19/2034	10,208,312
30,000,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.47	% (a)	04/24/2034	29,080,272
22,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	5.26	% (a)	07/15/2034	21,442,126
22,000,000	BlueMountain Ltd., Series 2021-31A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.38	% (a)	04/19/2034	21,385,465
20,000,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	5.47	% (a)	07/20/2034	19,225,164
15,000,000	Capital Four Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.40	% (a)	01/18/2035	14,418,196
25,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	5.38	% (a)	04/20/2034	24,320,355
11,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-A1 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	5.22	% (a)	04/15/2034	10,706,312
11,000,000	Carlyle Global Market Strategies Ltd., Series 2021-7A-A1 (3 Month LIBOR USD + 1.16%, 1.16% Floor)	5.24	% (a)	10/15/2035	10,688,562
42,000,000	CarVal Ltd., Series 2019-1A-ANR (3 Month LIBOR USD + 1.11%, 1.11% Floor)	5.35	% (a)	04/20/2032	41,132,944
35,000,000	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.44	% (a)	10/21/2030	34,748,501
10,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	5.27	% (a)	07/17/2034	9,633,801
20,000,000	CBAM Ltd., Series 2019-10A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.36	% (a)	04/20/2032	19,573,226
20,000,000	CFIP Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.46	% (a)	01/20/2035	19,352,192

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
25,000,000	CQS Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.46	% (a)	01/20/2035	24,015,517
18,000,000	Crown City, Series 2021-1A-A1A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.41	% (a)	07/20/2034	17,199,689
25,500,000	Galaxy Ltd., Series 2016-22A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.28	% (a)	04/16/2034	24,792,383
10,000,000	Generate Ltd., Series 6A-A1R (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.52	% (a)	01/22/2035	9,713,788
14,000,000	Generate Ltd., Series 8A-AR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.44	% (a)	10/20/2034	13,400,395
46,500,000	Generate Ltd., Series 9A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.44	% (a)	10/20/2034	45,095,351
14,100,000	Greywolf Ltd., Series 2018-2A-A1 (Secured Overnight Financing Rate 3 Month + 1.44%, 1.18% Floor)	5.40	% (a)	10/20/2031	13,881,965
17,500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.28	% (a)	07/15/2034	17,054,434
52,000,000	Halsey Point Ltd., Series 2021-5A-A1A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.62	% (a)	01/30/2035	50,625,593
8,395,092	Harbourview LLC, Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	5.32	% (a)	07/18/2031	8,210,586
22,000,000	Hayfin Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.36	% (a)	04/20/2031	21,559,311
9,968,710	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%, 0.00% Floor)	5.42	% (a)	10/20/2031	9,721,347
3,233,959	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	5.32	% (a)	07/15/2027	3,214,043
10,000,000	Madison Park Funding Ltd., Series 2019-34A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.48	% (a)	04/25/2032	9,842,961
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%, 0.00% Floor)	5.83	% (a)	04/15/2029	2,955,364
24,008,401	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%, 0.00% Floor)	5.37	% (a)	04/18/2031	23,566,865
20,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	5.52	% (a)	01/20/2032	19,492,902
35,000,000	Marble Point Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.56	% (a)	07/25/2034	33,629,663
15,500,000	MidOcean Credit, Series 2018-8A-A1R (3 Month LIBOR USD + 1.05%, 1.05% Floor)	5.73	% (a)	02/20/2031	15,258,276
15,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.57	% (a)	04/28/2034	14,428,314
23,835,703	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	5.22	% (a)	10/13/2031	23,220,603
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	5.41	% (a)	04/26/2031	16,294,263
8,500,000	OHA Credit Funding Ltd., Series 2012-7A-AR3 (3 Month LIBOR USD + 1.07%, 1.07% Floor)	5.75	% (a)	02/20/2034	8,314,538
11,000,000	Palmer Square Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	07/15/2034	10,745,110
20,000,000	Prudential PLC, Series 2021-5A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.39	% (a)	10/18/2034	19,424,986
12,500,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%, 0.00% Floor)	5.55	% (a)	10/25/2031	12,275,523
10,000,000	Riserva Ltd., Series 2016-3A-ARR (3 Month LIBOR USD + 1.06%, 1.06% Floor)	5.25	% (a)	01/18/2034	9,796,271

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
21,771,593	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%, 0.00% Floor)	5.27	% (a)	04/20/2031	21,385,147
18,875,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.20	% (a)	04/15/2036	18,455,545
20,000,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	07/15/2031	19,590,866
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	5.49	% (a)	10/20/2031	15,576,150
25,000,000	Sound Point Ltd., Series 2020-1A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.41	% (a)	07/20/2034	23,935,295
900,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	5.88	% (a)	04/15/2032	854,681
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.25	% (a)	07/15/2032	17,532,857
12,925,000	Symphony Ltd., Series 2014-15A-AR3 (3 Month LIBOR USD + 1.08%, 1.08% Floor)	5.16	% (a)	01/17/2032	12,708,239
20,000,000	Trestles Ltd., Series 2021-4A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	5.45	% (a)	07/21/2034	19,438,266
5,750,000	Trimaran CAVU LLC, Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.53	% (a)	04/23/2032	5,640,242
10,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.40	% (a)	01/18/2035	9,586,194
6,909,319	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%, 0.00% Floor)	5.49	% (a)	10/20/2031	6,782,521
13,898,407	Wellfleet Ltd., Series 2017-2A-A1R (3 Month LIBOR USD + 1.06%, 0.00% Floor)	5.30	% (a)	10/20/2029	13,746,013
5,500,000	Wellfleet Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	5.18	% (a)	07/17/2031	5,389,084
10,000,000	Wellfleet Ltd., Series 2021-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.28	% (a)	07/15/2034	9,622,563

Total Collateralized Loan Obligations (Cost $1,039,853,024)					1,012,764,366

Foreign Corporate Bonds - 10.2%
2,807,813	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,202,328
4,500,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	4,266,967
3,100,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,711,255
5,579,000	AerCap Global Aviation Trust	1.75%		10/29/2024	5,133,931
1,000,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	923,414
3,000,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	2,859,323
2,800,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	2,668,701
4,378,766	AI Candelaria Spain S.A.	7.50%		12/15/2028	4,154,551
5,409,000	AstraZeneca PLC	3.50%		08/17/2023	5,364,284
800,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	791,260
4,870,000	Axiata SPV2 BHD	4.36%		03/24/2026	4,761,082
3,350,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	3,001,148
1,000,000	Banco Continental SAECA	2.75%		12/10/2025	895,865
9,350,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	% (a)	09/30/2031	8,234,068
1,800,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	1,585,168
3,050,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	2,769,125
2,800,000	Banco del Estado de Chile	2.70%		01/09/2025	2,647,702
5,600,000	Banco do Brasil S.A.	3.25	% (a)	09/30/2026	5,161,968

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,400,000	Banco do Brasil S.A.	3.25%		09/30/2026	1,290,492
8,050,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	7,275,389
4,000,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	3,998,000
1,500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	1,371,330
2,000,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (a)	09/14/2025	1,828,440
4,100,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.64%)	5.88	%(e)	01/24/2027	3,663,534
1,600,000	Banco Santander Chile	2.70%		01/10/2025	1,520,523
5,957,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	7.14%		10/18/2027	5,873,521
12,480,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	10,989,202
7,600,000	Bank Hapoalim B.M.	3.26	% (a)(b)	01/21/2032	6,572,024
7,580,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	6,743,206
5,515,000	Bank of Montreal	1.50%		01/10/2025	5,148,301
4,145,000	Bank of Nova Scotia	0.55%		09/15/2023	4,016,362
5,420,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	5,161,281
1,365,000	BAT Capital Corporation	2.79%		09/06/2024	1,307,023
4,250,000	BAT International Finance PLC	1.67%		03/25/2026	3,770,551
1,200,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	1,167,787
1,000,000	BBVA Bancomer S.A.	1.88%		09/18/2025	907,970
6,221,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	6,102,435
5,220,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (a)	01/10/2025	5,169,932
5,525,000	BPCE S.A.	2.38	% (a)	01/14/2025	5,157,196
8,800,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	8,540,834
1,750,000	Camposol S.A.	6.00%		02/03/2027	1,162,140
3,180,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	3,114,076
5,690,000	Canadian Pacific Railway Company	1.35%		12/02/2024	5,307,744
1,100,000	Cencosud S.A.	5.15%		02/12/2025	1,092,691
12,000,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	8,681,811
5,570,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	4.09	% (a)	07/07/2025	5,497,684
5,036,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	4,831,010
400,000	Credicorp Ltd.	2.75%		06/17/2025	374,004
2,000,000	CSN Steel, S.L.	7.63%		04/17/2026	1,999,029
3,120,000	Daimler Trucks Finance North America LLC	1.63	% (a)	12/13/2024	2,897,738
500,000	DBS Group Holdings Ltd.	1.17	% (a)	11/22/2024	466,157
13,550,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	12,060,449
1,208,972	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (a)	04/01/2025	329,595
194,653	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(e)	01/17/2023	18,735
3,100,000	Ecopetrol S.A.	5.88%		09/18/2023	3,086,784
7,900,000	Ecopetrol S.A.	4.13%		01/16/2025	7,541,023
2,429,500	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,175,314
3,682,980	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	3,411,913
100,000	Enbridge, Inc.	4.00%		10/01/2023	99,224
2,820,000	Enbridge, Inc.	0.55%		10/04/2023	2,727,169
2,825,000	Enbridge, Inc.	2.50%		02/14/2025	2,667,484

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,000,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	6,916,630
500,000	Equate Petrochemical B.V.	4.25%		11/03/2026	479,294
10,832,353	Fenix Power Peru S.A.	4.32%		09/20/2027	9,929,151
5,150,000	Freeport Indonesia PT	4.76%		04/14/2027	4,969,750
2,350,000	Freeport Indonesia PT	4.76	% (a)	04/14/2027	2,267,750
5,950,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	5,830,786
1,600,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	1,482,616
13,803,830	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	12,810,331
325,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	323,344
1,045,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	1,028,734
3,990,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	3,863,432
8,153,640	GNL Quintero S.A.	4.63%		07/31/2029	7,887,361
400,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	396,912
3,615,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	3,494,367
5,425,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	5,168,939
7,262,940	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	6,923,883
2,000,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	1,970,527
4,298,000	Inkia Energy Ltd.	5.88%		11/09/2027	4,067,669
1,163,144	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,073,000
11,400,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	10,382,151
2,320,000	JDE Peet’s NV	0.80	% (a)	09/24/2024	2,120,433
1,000,000	Kallpa Generacion S.A.	4.88%		05/24/2026	961,893
11,000,000	Korea Development Bank	0.80%		04/27/2026	9,664,963
3,300,000	Korea Development Bank	1.00%		09/09/2026	2,880,929
2,000,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	1,846,204
4,000,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	3,692,408
1,900,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	1,723,011
4,000,000	Korea Electric Power Corporation	1.13%		06/15/2025	3,627,391
4,200,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	3,707,156
11,000,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	9,659,280
8,000,000	KT Corporation	1.00%		09/01/2025	7,141,689
3,000,000	KT Corporation	2.50%		07/18/2026	2,741,494
8,000,000	LG Chem Ltd.	3.25%		10/15/2024	7,678,409
5,270,000	Lloyds Banking Group PLC (1 Year CMT Rate + 0.55%)	0.70%		05/11/2024	5,169,133
1,060,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	1,056,226
13,090,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	12,882,523
200,000	MEGlobal Canada ULC	5.00%		05/18/2025	196,830
200,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	192,000
2,000,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,920,000
1,025,250	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	989,366
1,435,500	Millicom International Cellular S.A.	6.63%		10/15/2026	1,425,782
4,050,000	Millicom International Cellular S.A.	5.13%		01/15/2028	3,773,161
11,500,000	Minejesa Capital B.V.	4.63%		08/10/2030	10,122,300
6,680,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	5.19%		07/26/2023	6,691,971
5,466,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	5.12%		05/22/2026	5,367,045

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,443,203	MV24 Capital B.V.	6.75%		06/01/2034	1,321,303
5,335,000	NatWest Group PLC (3 Month LIBOR USD + 1.55%)	6.27%		06/25/2024	5,337,055
1,700,000	NongHyup Bank	1.25	% (a)	07/20/2025	1,538,748
500,000	Oleoducto Central S.A.	4.00%		07/14/2027	441,959
1,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	934,382
7,849,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	7,100,284
1,100,000	Orbia Advance Corporation S.A.B. de C.V.	1.88%		05/11/2026	951,654
9,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	8,084,565
2,065,000	Park Aerospace Holdings Ltd.	4.50	% (a)	03/15/2023	2,060,057
5,600,000	Periama Holdings LLC	5.95%		04/19/2026	5,246,696
1,100,000	Pertamina Persero PT	4.30%		05/20/2023	1,091,750
10,200,000	Pertamina Persero PT	1.40%		02/09/2026	9,124,906
5,000,000	Petronas Capital Ltd.	3.50%		03/18/2025	4,856,953
12,000,000	Qatar Energy	1.38%		09/12/2026	10,658,652
2,000,000	Qatar Energy	1.38	% (a)	09/12/2026	1,776,442
10,750,000	Reliance Industries Ltd.	4.13%		01/28/2025	10,442,338
5,510,000	Royal Bank of Canada	4.40	% (c)	01/20/2026	5,352,314
6,300,000	SA Global Sukuk Ltd.	1.60%		06/17/2026	5,638,550
8,495,000	Sable International Finance Ltd.	5.75%		09/07/2027	7,851,504
3,100,000	Sasol Financing USA LLC	4.38%		09/18/2026	2,748,141
3,800,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	8.63%		12/13/2027	3,755,977
1,000,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	963,464
4,000,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	3,690,029
4,700,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	4,585,978
5,540,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (a)	09/12/2023	5,375,333
16,250,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	15,083,169
5,535,000	Toronto-Dominion Bank	0.70%		09/10/2024	5,154,628
6,600,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	6,195,093
5,515,000	UBS Group AG (1 Year CMT Rate + 0.83%)	1.01	% (a)	07/30/2024	5,363,740
7,000,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	6,822,306
8,900,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	7,871,160
3,900,000	UPL Corporation Ltd.	4.50%		03/08/2028	3,279,055
2,915,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,738,742
1,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	632,531
5,505,000	Volkswagen Group of America Finance LLC	0.88	% (a)	11/22/2023	5,297,100
4,985,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	3,103,821
2,000,000	VTR Finance NV	6.38%		07/15/2028	775,592

Total Foreign Corporate Bonds (Cost $646,298,418)					598,993,442

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.9%
5,586,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	4,680,681
4,530,000	BOC Aviation Corporation	1.63	% (a)	04/29/2024	4,302,049
4,200,000	Chile Government International Bond	3.13%		01/21/2026	3,988,706
18,000,000	Colombia Government International Bond	4.50%		01/28/2026	16,976,683
5,000,000	Panama Government International Bond	3.75%		03/16/2025	4,844,506
4,000,000	Perusahaan Penerbit SBSN Indonesia III	1.50	% (a)	06/09/2026	3,637,500

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,500,000	Peruvian Government International Bond	2.39%		01/23/2026	8,763,392
5,000,000	Republic of South Africa Government Bond	4.67%		01/17/2024	4,934,850
1,800,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,748,277

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $58,853,468)					53,876,644

Non-Agency Commercial Mortgage Backed Obligations - 14.4%
5,000,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	5.44	% (a)	12/18/2037	4,884,845
16,793,000	ACREC Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	5.48	% (a)	10/16/2036	16,040,741
14,340,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-A2	2.02	% (a)	06/15/2054	12,744,312
16,415,000	Arbor Realty Ltd., Series 2020-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	5.85	% (a)	02/15/2035	15,995,465
5,000,000	Arbor Realty Ltd., Series 2021-FL1-AS (1 Month LIBOR USD + 1.20%, 1.20% Floor)	5.47	% (a)	12/15/2035	4,605,740
3,000,000	Arbor Realty Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	5.42	% (a)	05/15/2036	2,924,496
2,579,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	5.27	% (a)	06/15/2035	2,491,910
32,485,496	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10-XA	1.74	% (b)(d)	07/15/2049	1,400,521
74,249,817	BANK, Series 2017-BNK5-XA	0.95	% (b)(d)	06/15/2060	2,370,091
93,378,470	BANK, Series 2017-BNK6-XA	0.77	% (b)(d)	07/15/2060	2,471,196
21,499,268	BANK, Series 2019-BN20-XA	0.81	% (b)(d)	09/15/2062	894,262
192,694,188	BANK, Series 2020-BN26-XA	1.23	% (b)(d)	03/15/2063	11,889,231
80,869,135	BBCMS Mortgage Trust, Series 2017-C1-XA	1.46	% (b)(d)	02/15/2050	3,782,104
3,389,247	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	5.32	% (a)	10/15/2037	3,263,698
17,989,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	5.04	% (a)	03/15/2037	16,654,240
10,696,000	BBCMS Mortgage Trust, Series 2018-TALL-B (1 Month LIBOR USD + 0.97%, 0.97% Floor)	5.29	% (a)	03/15/2037	9,171,702
118,724,965	BBCMS Mortgage Trust, Series 2020-C6-XA	1.05	% (b)(d)	02/15/2053	6,199,070
59,000,000	BBCMS Mortgage Trust, Series 2020-C6-XB	0.68	% (b)(d)	02/15/2053	2,381,895
62,132	BDS Ltd., Series 2019-FL4-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	5.43	% (a)	08/15/2036	62,225
94,566,520	Benchmark Mortgage Trust, Series 2018-B1-XA	0.53	% (b)(d)	01/15/2051	1,878,432
175,261,463	Benchmark Mortgage Trust, Series 2020-B16-XA	0.93	% (b)(d)	02/15/2053	8,474,330
35,720,000	Benchmark Mortgage Trust, Series 2020-IG1-XB	0.13	% (b)(d)	09/15/2043	361,736
8,789,000	BPR Trust, Series 2021-TY-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	5.37	% (a)	09/15/2038	8,298,803
16,859,000	BRSP Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	5.49	% (a)	08/19/2038	16,375,298
20,000,000	BSPRT Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	5.42	% (a)	03/15/2036	19,489,980
13,851,000	BSPRT Issuer Ltd., Series 2021-FL7-A (1 Month LIBOR USD + 1.32%, 1.32% Floor)	5.64	% (a)	12/15/2038	13,296,808
16,852,000	BSREP Commercial Mortgage Trust, Series 2021-DC-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	5.27	% (a)	08/15/2038	15,854,360
170,954	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	6.29	% (a)	09/15/2037	166,450

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,013,905	BX Trust, Series 2019-MMP-C (1 Month LIBOR USD + 1.45%, 1.45% Floor)	5.77	% (a)	08/15/2036	5,883,870
4,314,362	BX Trust, Series 2021-21M-A (1 Month LIBOR USD + 0.73%, 0.73% Floor)	5.05	% (a)	10/15/2036	4,151,897
16,263,000	BX Trust, Series 2021-VIEW-A (1 Month LIBOR USD + 1.28%, 1.28% Floor)	5.60	% (a)	06/15/2036	15,503,537
16,787,000	BX Trust, Series 2021-VOLT-B (1 Month LIBOR USD + 0.95%, 0.95% Floor)	5.27	% (a)	09/15/2036	15,860,207
15,561,399	BX Trust, Series 2021-XL2-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	5.32	% (a)	10/15/2038	14,849,610
11,749,000	BXHPP Trust, Series 2021-FILM-B (1 Month LIBOR USD + 0.90%, 0.90% Floor)	5.22	% (a)	08/15/2036	10,703,354
7,749,000	BXHPP Trust, Series 2021-FILM-C (1 Month LIBOR USD + 1.10%, 1.10% Floor)	5.42	% (a)	08/15/2036	6,993,177
1,155,480	BXMT Ltd., Series 2020-FL2-A (Secured Overnight Financing Rate 1 Month + 1.01%, 0.90% Floor)	5.34	% (a)	02/15/2038	1,130,151
20,000,000	BXMT Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	5.37	% (a)	05/15/2038	19,553,760
20,908,856	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.23	% (b)(d)	05/10/2050	829,289
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.90	% (b)(d)	06/15/2050	1,427,049
116,365,000	CFK Trust, Series 2020-MF2-X	0.77	% (a)(b)(d)	03/15/2039	3,279,084
11,843,170	CHCP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	5.49	% (a)	02/15/2038	11,689,753
4,590,000	CHCP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	5.74	% (a)	02/15/2038	4,396,605
1,294,184	Citigroup Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	6.17	% (a)	11/15/2031	1,258,468
30,750,605	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.21	% (b)(d)	02/10/2049	867,336
52,867,947	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.66	% (b)(d)	04/15/2049	2,019,445
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.83%, 0.83% Floor)	5.27	% (a)	12/15/2036	8,822,396
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	6.24	% (a)	12/15/2036	170,881
242,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM-D	4.35	% (a)	05/10/2036	239,461
626,883	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	5.69	% (a)	08/20/2035	611,000
16,415,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	5.99	% (a)	08/20/2035	15,936,289
95,649,686	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	1.06	% (b)(d)	10/10/2046	510,568
1,539,729	Commercial Mortgage Pass-Through Trust, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	8.32	% (a)	10/15/2031	1,546,848
143,197,198	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.80	% (b)(d)	08/10/2048	2,461,846
21,308,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-A (1 Month LIBOR USD + 1.10%, 1.00% Floor)	5.42	% (a)	09/15/2033	20,029,955
90,634,761	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.10	% (b)(d)	06/15/2050	3,240,972
13,623,587	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.66	% (b)(d)	09/15/2050	247,708
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.85% Floor)	5.17	% (a)	06/15/2034	12,576,154
700,000	DBJPM Mortgage Trust, Series 2016-C3-A5	2.89%		08/10/2049	641,168
21,790,563	EQUS Mortgage Trust, Series 2021-EQAZ-A (1 Month LIBOR USD + 0.75%, 0.76% Floor)	5.07	% (a)	10/15/2038	21,004,948
4,139,055	Extended Stay America Trust, Series 2021-ESH-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	5.40	% (a)	07/15/2038	4,025,956

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,996,292	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	5.53	% (a)	12/16/2036	7,966,777
20,500,000	FS Rialto, Series 2021-FL2-A (1 Month LIBOR USD + 1.22%, 1.22% Floor)	5.55	% (a)	05/16/2038	19,663,682
7,789,000	FS Rialto, Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	5.58	% (a)	11/16/2036	7,454,353
4,852,604	GPMT Ltd., Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	5.59	% (a)	07/16/2035	4,740,911
11,853,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-A (1 Month LIBOR USD + 1.02%, 1.02% Floor)	5.34	% (a)	07/15/2039	11,361,978
2,615,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-A (1 Month LIBOR USD + 1.15%, 0.90% Floor)	5.47	% (a)	07/15/2031	2,497,115
9,296,000	GS Mortgage Securities Corporation Trust, Series 2021-IP-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	5.27	% (a)	10/15/2036	8,687,942
106,899,995	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.01	% (b)(d)	05/10/2050	3,804,346
126,837,828	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.08	% (b)(d)	08/10/2050	4,533,463
141,521,621	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.95	% (b)(d)	11/10/2050	4,818,755
54,750,057	GS Mortgage Securities Trust, Series 2019-GC42-XA	0.81	% (b)(d)	09/01/2052	2,125,260
5,347,753	HGI CRE Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	5.38	% (a)	06/16/2036	5,149,929
9,505,999	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	0.81	% (b)(d)	07/15/2047	56,911
56,920,547	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.59	% (b)(d)	12/15/2049	975,630
5,012,759	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-A (1 Month LIBOR USD + 0.96%, 0.96% Floor)	5.28	% (a)	07/15/2036	4,865,987
59,178,200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-XA	0.34	% (a)(b)(d)	01/10/2037	354,359
117,285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST-XCP	0.00	% (a)(b)(d)	12/15/2036	1,173
2,550,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-B	4.35	% (b)	11/15/2047	2,362,556
53,157,732	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.11	% (b)(d)	11/15/2048	927,874
300,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-A5	3.58%		03/17/2049	283,718
25,191,682	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.47	% (b)(d)	06/13/2052	1,568,860
7,664,000	KREF Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	5.40	% (a)	02/15/2039	7,431,344
12,862,000	LCCM Trust, Series 2021-FL2-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	5.52	% (a)	12/13/2038	12,486,854
10,000,000	LCCM Trust, Series 2021-FL3-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	5.77	% (a)	11/15/2038	9,751,230
5,652,078	Life Mortgage Trust, Series 2021-BMR-A (1 Month LIBOR USD + 0.70%, 0.70% Floor)	5.02	% (a)	03/15/2038	5,480,083
15,966,408	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	5.82	% (a)	05/15/2036	15,594,534
11,702,648	LoanCore Issuer Ltd., Series 2019-CRE3-AS (1 Month LIBOR USD + 1.37%, 1.37% Floor)	5.69	% (a)	04/15/2034	11,691,554
9,200,000	LoanCore Issuer Ltd., Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	5.62	% (a)	07/15/2036	8,868,239
51,416,300	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.79	% (a)(b)(d)	03/10/2050	1,055,340
13,700,000	Lument Finance Trust, Inc., Series 2021-FL1-A (1 Month LIBOR USD + 1.17%, 1.17% Floor)	5.49	% (a)	06/15/2039	13,331,771

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
15,750,000	MF1 Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	5.43	% (a)	07/16/2036	15,155,516
5,000,000	MF1 Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.35%, 1.35% Floor)	5.18	% (a)	02/19/2037	4,811,528
2,434,647	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.85% Floor)	5.30	% (a)	07/15/2036	2,366,338
10,343,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	5.65	% (a)	07/15/2036	10,008,931
5,652,138	MHP, Series 2022-MHIL-A (Secured Overnight Financing Rate 1 Month + 0.81%, 0.82% Floor)	5.15	% (a)	01/15/2027	5,421,031
14,077,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60	% (a)(b)(d)	12/15/2046	126,203
1,121,858	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.40	% (a)(b)(d)	11/12/2041	7,953
60,472,671	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.33	% (b)(d)	06/15/2050	2,275,593
711,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	5.22	% (a)	07/15/2035	697,479
7,895,000	Morgan Stanley Capital Trust, Series 2019-PLND-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	6.07	% (a)	05/15/2036	6,974,596
18,374,239	Morgan Stanley Capital Trust, Series 2021-ILP-A (1 Month LIBOR USD + 0.78%, 0.78% Floor)	5.10	% (a)	11/15/2023	17,688,959
14,862,000	Morgan Stanley Capital Trust, Series 2021-L6-A2	2.13	% (b)	06/15/2054	13,258,337
6,357,692	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	5.27	% (a)	06/15/2035	6,142,994
19,570,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	5.92	% (a)	02/15/2036	19,247,095
1,755,808	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	5.17	% (a)	04/14/2038	1,722,047
9,999,501	PFP Ltd., Series 2021-7-AS (1 Month LIBOR USD + 1.15%, 1.15% Floor)	5.47	% (a)	04/14/2038	9,450,108
7,325,497	PFP Ltd., Series 2021-8-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	5.33	% (a)	08/09/2037	7,045,026
16,492,568	SMR Mortgage Trust, Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	5.99	% (a)	02/15/2039	15,622,519
9,803,000	SREIT Trust, Series 2021-MFP-A (1 Month LIBOR USD + 0.73%, 0.73% Floor)	5.05	% (a)	11/15/2038	9,443,029
12,887,000	STWD Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	5.84	% (a)	07/15/2038	12,666,581
8,900,000	STWD Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	5.53	% (a)	04/18/2038	8,607,653
16,923,000	TRTX Issuer Ltd., Series 2019-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor)	5.89	% (a)	10/15/2034	16,892,065
17,000,000	TRTX Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	5.53	% (a)	03/15/2038	16,487,807
5,349,605	TTAN, Series 2021-MHC-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	5.17	% (a)	03/15/2038	5,189,232
53,408,994	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.52	% (b)(d)	06/15/2050	2,685,912
88,788,730	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.12	% (b)(d)	08/15/2050	2,922,543
96,177,427	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.84	% (b)(d)	02/15/2051	3,255,837
24,991,524	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.76	% (b)(d)	09/15/2058	404,565
175,210,808	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.33	% (b)(d)	06/15/2052	10,224,339
15,309,109	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	1.87	% (b)(d)	07/15/2053	1,507,463

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,851,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60-A2	2.04%		08/15/2054	10,613,858
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	5.47	% (a)	02/15/2040	4,762,249
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	5.77	% (a)	02/15/2040	4,615,255

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $969,259,568)					845,079,852

Non-Agency Residential Collateralized Mortgage Obligations - 14.1%
17,157,277	Angel Oak Mortgage Trust LLC, Series 2021-7-A1	1.98	% (a)(b)	10/25/2066	14,030,243
5,986,927	Arroyo Mortgage Trust, Series 2019-3-A2	3.21	% (a)(b)	10/25/2048	5,509,770
3,235,630	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	2,978,805
361,398	Banc of America Mortgage Trust, Series 2005-E-2A1	3.31	% (b)	06/25/2035	302,611
510,868	BCAP LLC Trust, Series 2011-RR1-8A3	4.84	% (a)(b)	09/30/2056	390,703
1,360,492	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	3.46	% (b)	02/25/2034	1,333,303
159,313	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	137,870
5,556,150	BRAVO Residential Funding Trust, Series 2020-RPL1-A1	2.50	% (a)(b)	05/26/2059	5,268,393
14,309,586	BRAVO Residential Funding Trust, Series 2021-A-A1	1.99	% (a)(f)	10/25/2059	13,642,144
19,603,544	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(f)	04/01/2069	18,546,382
7,437,118	BRAVO Residential Funding Trust, Series 2022-RPL1-A1	2.75	% (a)(b)	09/25/2061	6,449,369
2,344,166	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	4.54%		08/25/2036	2,202,859
438,989	CHL Mortgage Pass-Through Trust, Series 2004-HYB9-1A1	3.67	% (b)	02/20/2035	435,624
4,201,361	CHL Mortgage Pass-Through Trust, Series 2005-3-1A2 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	4.97%		04/25/2035	3,628,089
368,657	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	6.38%		03/25/2036	335,196
23,948,107	Citigroup Mortgage Loan Trust, Series 2019-E-A1	6.23	% (a)(f)	11/25/2070	23,603,994
2,197,585	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	2,003,574
1,121,411	COLT Mortgage Loan Trust, Series 2020-2-A1	1.85	% (a)(b)	03/25/2065	1,098,832
5,898,746	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	4,974,764
6,297,508	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (a)(b)	11/26/2066	5,332,828
17,022,850	COLT Mortgage Loan Trust, Series 2021-RPL1-A1	1.67	% (a)(b)	09/25/2061	15,222,675
26,475	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		06/25/2026	17,466
33,137,552	Credit Suisse Mortgage-Backed Trust, Series 2019-RP10-A1	2.96	% (a)(b)	12/26/2059	32,719,191
3,170,075	Credit Suisse Mortgage-Backed Trust, Series 2022-NQM5-A1	5.17	% (a)(b)	05/25/2067	3,098,241
12,219,978	CSMC Trust, Series 2020-RPL3-A1	2.69	% (a)(b)	03/25/2060	11,700,496
2,254,626	CSMC Trust, Series 2021-NQM1-A2	0.99	% (a)(b)	05/25/2065	1,903,470
3,757,710	CSMC Trust, Series 2021-NQM1-A3	1.20	% (a)(b)	05/25/2065	3,180,426
8,571,678	CSMC Trust, Series 2021-NQM5-A3	1.35	% (a)(b)	05/25/2066	6,424,459
5,555,686	CSMC Trust, Series 2021-RPL4-A1	1.80	% (a)(b)	12/27/2060	5,102,698
18,609,780	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(b)	11/25/2066	16,051,978
1,530,635	Ellington Financial Mortgage Trust, Series 2020-1-A1	2.01	% (a)(b)	05/25/2065	1,481,741
1,849,844	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	3.80	% (b)	08/25/2037	651,158
3,734,389	GCAT Trust, Series 2020-3-A1	2.98	% (a)(f)	09/25/2025	3,617,390
5,841,603	GCAT Trust, Series 2022-NQM4-A1	5.27	% (a)(f)	08/25/2067	5,719,307
1,214,455	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63	% (a)(b)	01/25/2059	1,209,427
2,406,879	GSR Mortgage Loan Trust, Series 2005-9F-2A2	6.00%		01/25/2036	1,230,809

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
320,808	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	4.05	% (b)	11/25/2035	294,360
13,020,474	Homeward Opportunities Fund Trust, Series 2022-1-A1	5.08	% (a)(f)	07/25/2067	12,672,690
25,333	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21%		12/25/2036	24,310
17,232,427	Legacy Mortgage Asset Trust, Series 2019-GS7-A1	6.25	% (a)(f)	11/25/2059	17,218,958
10,942,456	Legacy Mortgage Asset Trust, Series 2020-GS5-A1	3.25	% (a)(f)	06/25/2060	10,781,399
1,883,207	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (a)(f)	01/25/2060	1,842,688
1,040,280	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (a)(f)	10/25/2066	955,721
11,736,059	Legacy Mortgage Asset Trust, Series 2021-GS2-A1	1.75	% (a)(f)	04/25/2061	10,666,041
20,567,988	Legacy Mortgage Asset Trust, Series 2021-GS3-A1	1.75	% (a)(f)	07/25/2061	18,692,794
26,804,928	Legacy Mortgage Asset Trust, Series 2021-GS4-A1	1.65	% (a)(f)	11/25/2060	24,095,531
6,310,075	Legacy Mortgage Asset Trust, Series 2021-SL1-A	1.99	% (a)(b)	09/25/2060	6,191,425
20,800,000	LHOME Mortgage Trust, Series 2021-RTL1-A1	2.09	% (a)(b)	02/25/2026	19,779,408
1,790,913	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.96	% (b)	04/25/2036	1,009,762
682,703	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	3.51	% (b)	11/25/2035	644,595
2,872,089	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(f)	03/25/2060	2,709,106
11,872,651	MFA Trust, Series 2021-NQM2-A1	1.03	% (a)(b)	11/25/2064	9,694,670
1,538,073	MFA Trust, Series 2021-NQM2-A2	1.32	% (a)(b)	11/25/2064	1,223,583
3,653,604	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75	% (a)(b)	01/25/2061	3,535,513
7,105	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	5,315
1,542,142	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%, 0.00% Floor)	5.04	% (a)	06/25/2057	1,457,337
11,104,364	OBX Trust, Series 2022-NQM1-A1	2.31	% (a)(b)	11/25/2061	9,567,154
2,880,903	OBX Trust, Series 2022-NQM7-A1	5.11	% (a)(f)	08/25/2062	2,831,132
11,061,217	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(f)	09/27/2060	10,128,267
3,795,861	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(f)	06/27/2060	3,366,614
30,277,396	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (a)(f)	07/25/2051	26,873,629
18,963,499	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(f)	02/25/2061	17,186,942
6,227,031	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(f)	07/25/2051	5,652,475
20,315,784	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (a)(f)	09/25/2051	18,207,200
7,536,487	PRPM LLC, Series 2020-4-A1	2.95	% (a)(f)	10/25/2025	7,295,150
16,498,216	PRPM LLC, Series 2021-1-A1	2.12	% (a)(b)	01/25/2026	15,502,537
12,302,836	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	11,385,763
13,056,606	PRPM LLC, Series 2021-3-A1	1.87	% (a)(f)	04/25/2026	11,706,077
15,761,293	PRPM LLC, Series 2021-4-A1	1.87	% (a)(f)	04/25/2026	14,192,264
11,739,804	PRPM LLC, Series 2021-5-A1	1.79	% (a)(f)	06/25/2026	10,663,158
15,868,782	PRPM LLC, Series 2021-6-A1	1.79	% (a)(f)	07/25/2026	14,405,492
28,327,621	PRPM LLC, Series 2021-7-A1	1.87	% (a)(f)	08/25/2026	25,819,978
4,177,290	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	4.93%		03/25/2036	3,720,788
732,293	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (a)(b)	04/25/2065	673,605
27,933,018	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(b)	09/25/2066	22,630,602
97,654	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.94	% (b)	07/25/2033	94,345
20,310,957	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73	% (a)(f)	03/25/2023	19,677,600
14,668,520	VCAT LLC, Series 2021-NPL1-A1	2.29	% (a)(f)	12/26/2050	13,913,314
6,394,695	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(f)	05/25/2051	5,571,379
23,053,351	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(f)	08/25/2051	20,986,615
9,186,725	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(f)	08/25/2051	8,096,254

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,780,218	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(f)	09/25/2051	10,317,309
2,830,593	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(b)	07/25/2049	2,672,160
6,068,998	Velocity Commercial Capital Loan Trust, Series 2021-1-M1	1.79	% (a)(b)	05/25/2051	4,746,848
23,642,186	Velocity Commercial Capital Loan Trust, Series 2021-2-A	1.52	% (a)(b)	08/25/2051	19,731,026
5,403,936	Velocity Commercial Capital Loan Trust, Series 2021-2-M1	1.82	% (a)(b)	08/25/2051	4,297,376
1,805,267	Verus Securitization Trust, Series 2020-2-A1	2.23	% (a)(b)	05/25/2060	1,737,641
1,700,179	Verus Securitization Trust, Series 2020-INV1-A1	1.98	% (a)(b)	03/25/2060	1,632,330
8,988,749	Verus Securitization Trust, Series 2021-4-A3	1.35	% (a)(b)	07/25/2066	6,743,631
8,170,907	Verus Securitization Trust, Series 2021-7-A1	1.83	% (a)(b)	10/25/2066	6,894,303
14,551,680	Verus Securitization Trust, Series 2022-INV1-A1	5.04	% (a)(f)	08/25/2067	14,323,713
485,056	Verus Securitization Trust, Series 2022-INV1-A2	5.80	% (a)(f)	08/25/2067	475,869
9,834,600	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(f)	05/25/2051	8,772,585
23,821,250	VOLT LLC, Series 2021-NP11-A1	1.87	% (a)(f)	08/25/2051	20,680,530
15,172,884	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(f)	02/27/2051	13,173,125
8,833,296	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(f)	02/27/2051	8,028,998
7,442,753	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(f)	03/27/2051	6,783,800
6,330,027	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(f)	04/25/2051	5,600,698
27,638,530	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(f)	04/25/2051	24,569,318
4,019,763	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(f)	05/25/2051	3,609,450
154,293	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR16-A	4.33	% (b)	12/25/2032	144,354
250,608	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	210,362

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $918,611,425)					830,325,251

US Corporate Bonds - 5.8%
1,240,000	AbbVie, Inc.	2.60%		11/21/2024	1,187,150
4,990,000	Amazon.com, Inc.	4.60%		12/01/2025	4,983,321
905,000	American Express Company	3.38%		05/03/2024	887,048
1,513,000	American Express Company (3 Month LIBOR USD + 0.65%)	5.39%		02/27/2023	1,513,020
2,957,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	5.18%		03/04/2025	2,956,081
7,950,000	Athene Global Funding	4.90	% (a)(c)	05/24/2024	7,812,974
2,355,000	Atmos Energy Corporation	0.63%		03/09/2023	2,337,849
1,625,000	Avery Dennison Corporation	0.85%		08/15/2024	1,517,240
6,979,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	5.56%		03/05/2024	6,975,734
3,530,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	4.64%		04/22/2025	3,486,415
2,870,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.10%)	5.07%		04/25/2025	2,854,224
2,195,000	Boeing Company	4.51%		05/01/2023	2,191,232
425,000	Boeing Company	4.88%		05/01/2025	422,128
2,535,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	2,472,885
2,470,000	Broadcom, Inc.	3.15%		11/15/2025	2,342,293
170,000	Broadcom, Inc.	3.88%		01/15/2027	161,047
5,145,000	Campbell Soup Company	3.95%		03/15/2025	5,028,745
2,800,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	2,745,051
7,455,000	Cardinal Health, Inc.	3.08%		06/15/2024	7,248,081

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,345,000	Caterpillar Financial Services Corporation	3.65%		08/12/2025	4,243,162
5,315,000	Charles Schwab Corporation	5.30	% (c)	03/03/2027	5,176,828
1,995,000	Cigna Corporation	0.61%		03/15/2024	1,893,932
3,720,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	5.78%		06/01/2024	3,725,591
1,670,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	1,539,933
5,230,000	Comcast Corporation	5.25%		11/07/2025	5,304,324
1,389,000	Conagra Brands, Inc.	4.30%		05/01/2024	1,370,599
2,665,000	Constellation Brands, Inc.	3.60%		05/09/2024	2,613,794
1,825,000	Dell International LLC	4.00%		07/15/2024	1,794,659
3,190,000	Dell International LLC	5.85%		07/15/2025	3,226,948
2,645,000	Dollar General Corporation	4.15%		11/01/2025	2,589,271
4,635,000	Dollar Tree, Inc.	4.00%		05/15/2025	4,529,205
2,630,000	Duke Energy Corporation	5.00%		12/08/2025	2,627,252
10,000	Elevance Health, Inc.	3.30%		01/15/2023	9,993
7,914,000	Elevance Health, Inc.	3.50%		08/15/2024	7,724,434
3,940,000	Energy Transfer LP	5.88%		01/15/2024	3,951,150
1,215,000	Energy Transfer LP	4.50%		04/15/2024	1,198,317
160,000	Energy Transfer LP	4.05%		03/15/2025	155,109
5,775,000	Entergy Corporation	0.90%		09/15/2025	5,148,297
5,930,000	Equinix, Inc.	1.25%		07/15/2025	5,367,444
5,260,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	5,308,855
2,690,000	General Mills, Inc.	4.00%		04/17/2025	2,629,451
2,250,000	General Mills, Inc.	5.24%		11/18/2025	2,256,398
5,325,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	5,248,484
5,347,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	5,146,453
5,102,000	HCA, Inc.	5.00%		03/15/2024	5,075,117
4,725,000	Hyatt Hotels Corporation	1.30%		10/01/2023	4,594,344
2,405,000	Hyundai Capital America	1.00	% (a)	09/17/2024	2,223,526
5,254,000	JPMorgan Chase & Company	3.90%		07/15/2025	5,141,541
3,277,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	3,091,873
7,300,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.32%)	5.27%		04/26/2026	7,236,484
5,410,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	5,137,981
716,000	Kinder Morgan, Inc.	4.30%		06/01/2025	702,833
1,750,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	1,725,666
5,546,000	Magallanes, Inc.	3.79	% (a)	03/15/2025	5,301,827
5,460,000	Marriott International, Inc.	3.60%		04/15/2024	5,353,405
5,230,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	5,159,924
675,000	McDonald’s Corporation	3.35%		04/01/2023	672,525
1,574,000	McDonald’s Corporation	3.38%		05/26/2025	1,524,009
3,350,000	McDonald’s Corporation	1.45%		09/01/2025	3,075,186
5,595,000	Microchip Technology, Inc.	0.97%		02/15/2024	5,315,564
5,570,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	5,532,779
5,244,000	Morgan Stanley (Secured Overnight Financing Rate + 0.62%)	0.73%		04/05/2024	5,169,331
4,303,000	Mosaic Company	4.25%		11/15/2023	4,268,593
2,120,000	New York Life Global Funding	3.60	% (a)	08/05/2025	2,045,415

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,750,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	1,727,941
590,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	582,376
1,385,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	1,262,879
4,194,000	Northrop Grumman Corporation	2.93%		01/15/2025	4,025,302
5,620,000	NVIDIA Corporation	0.58%		06/14/2024	5,305,833
3,845,000	Omnicom Group, Inc.	3.65%		11/01/2024	3,772,431
2,580,000	Oracle Corporation	5.80%		11/10/2025	2,640,627
2,705,000	Pacific Gas and Electric Company	3.25%		02/16/2024	2,641,409
2,555,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,517,950
2,360,000	Parker-Hannifin Corporation	3.65%		06/15/2024	2,310,480
5,645,000	Penske Truck Leasing Company LP	2.70	% (a)	11/01/2024	5,324,987
1,442,000	Phillips 66	3.85%		04/09/2025	1,407,814
1,260,000	Phillips 66	1.30%		02/15/2026	1,130,191
295,000	Pioneer Natural Resources Company	0.55%		05/15/2023	290,185
2,365,000	Pioneer Natural Resources Company	1.13%		01/15/2026	2,110,505
4,165,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	4,011,479
5,520,000	Republic Services, Inc.	2.50%		08/15/2024	5,293,174
5,340,000	Royalty Pharma PLC	0.75%		09/02/2023	5,174,707
2,464,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	2,469,324
2,309,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	2,269,805
4,490,000	Simon Property Group LP	2.00%		09/13/2024	4,267,455
5,355,000	Southern California Edison Company	5.15	% (c)	04/01/2024	5,318,272
2,087,000	Synchrony Financial	4.38%		03/19/2024	2,050,422
2,233,000	Synchrony Financial	4.25%		08/15/2024	2,183,118
3,665,000	Thermo Fisher Scientific, Inc.	0.80%		10/18/2023	3,548,127
2,605,000	Toyota Motor Credit Corporation	3.65%		08/18/2025	2,533,685
5,745,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	5,545,603
2,910,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	4.68%		06/09/2025	2,850,187
1,775,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	1,675,641
1,670,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,618,092
5,120,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	5.71%		05/15/2025	5,163,302
2,010,000	Viatris, Inc.	1.65%		06/22/2025	1,822,234
2,300,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.32%)	5.24%		04/25/2026	2,293,939
2,095,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.56%)	4.54%		08/15/2026	2,055,100
5,265,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	5,180,814
5,455,000	Welltower, Inc.	3.63%		03/15/2024	5,340,736
2,795,000	Williams Companies, Inc.	4.55%		06/24/2024	2,766,034
2,760,000	Workday, Inc.	3.50%		04/01/2027	2,583,582
5,760,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	5,359,010

Total US Corporate Bonds (Cost $356,356,229)					342,675,076

US Government and Agency Mortgage Backed Obligations - 2.3%
127,161	Federal Home Loan Mortgage Corporation Pass-Thru, Pool N70081	5.50%		07/01/2038	125,530
9,596,683	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SB0578	2.00%		11/01/2036	8,571,894

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,047	Federal Home Loan Mortgage Corporation REMICS, Series 3872-BA	4.00%		06/15/2041	12,238
12,506	Federal Home Loan Mortgage Corporation REMICS, Series 4050-BC	2.00%		05/15/2041	12,472
680,810	Federal Home Loan Mortgage Corporation REMICS, Series 4203-NB	2.00%		10/15/2040	655,277
6,497,156	Federal Home Loan Mortgage Corporation REMICS, Series 4211-AP	1.60%		03/15/2043	5,922,996
3,552,465	Federal Home Loan Mortgage Corporation REMICS, Series 4484-CD	1.75%		07/15/2030	3,285,021
3,074,355	Federal Home Loan Mortgage Corporation REMICS, Series 4878-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	4.72%		05/15/2049	2,987,932
4,664,444	Federal Home Loan Mortgage Corporation REMICS, Series 4987-BF (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	4.72%		06/25/2050	4,524,469
6,354,732	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	5,607,749
587,034	Federal Home Loan Mortgage Corporation, Pool 840632 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.70% Cap)	2.83%		05/01/2045	587,699
18,718	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	17,305
522,703	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	522,204
14,723,391	Federal National Mortgage Association Pass-Thru, Pool MA4176	2.00%		11/01/2040	12,556,689
47,253	Federal National Mortgage Association REMICS, Series 2011-64-DB	4.00%		07/25/2041	45,573
10,789,767	Federal National Mortgage Association REMICS, Series 2021-21-HG	2.00%		11/25/2047	9,541,051
12,932,648	Federal National Mortgage Association REMICS, Series 2021-31-AB	2.00%		06/25/2041	11,418,319
1,331,556	Federal National Mortgage Association, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.38% Cap)	3.88%		11/01/2042	1,345,239
2,714,514	Federal National Mortgage Association, Pool AL9932	3.04	% (b)	01/01/2024	2,654,340
1,302,599	Federal National Mortgage Association, Pool BC0057 (12 Month LIBOR USD + 1.60%, 1.60% Floor, 7.37% Cap)	3.19%		12/01/2045	1,307,901
922,077	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.55%, 1.55% Floor, 7.02% Cap)	3.41%		05/01/2045	928,567
8,044,531	Federal National Mortgage Association, Pool MA4643	3.00%		05/01/2042	7,194,382
7,267,401	Federal National Mortgage Association, Pool MA4660	3.00%		07/01/2042	6,499,383
8,635,540	Federal National Mortgage Association, Pool RB5163	3.00%		05/01/2042	7,722,948
8,336,741	Federal National Mortgage Association, Pool SC0321	3.50%		10/01/2042	7,664,355
8,849,474	Federal National Mortgage Association, Series 2019-M21-3A1	2.10%		06/25/2034	7,863,588
12,437,523	Federal National Mortgage Association, Series 2020-M49-1A1	1.26	% (b)	11/25/2030	10,815,688
19,477,790	Federal National Mortgage Association, Series 2021-M7-A1	1.72	% (b)	03/25/2031	17,118,697

Total US Government and Agency Mortgage Backed Obligations (Cost $152,756,077)					137,509,506

US Government and Agency Obligations - 19.8%
174,900,000	United States Treasury Notes	2.50%		05/31/2024	169,714,488
114,200,000	United States Treasury Notes	3.00%		06/30/2024	111,478,829
114,600,000	United States Treasury Notes	3.00%		07/31/2024	111,797,672
71,500,000	United States Treasury Notes	3.25%		08/31/2024	70,016,933
112,900,000	United States Treasury Notes	4.25%		09/30/2024	112,339,910
98,600,000	United States Treasury Notes	4.38%		10/31/2024	98,326,539

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
169,100,000	United States Treasury Notes	4.50%		11/30/2024	169,119,817
86,200,000	United States Treasury Notes	3.13%		08/15/2025	83,701,546
72,000,000	United States Treasury Notes	3.50%		09/15/2025	70,571,250
70,700,000	United States Treasury Notes	4.25%		10/15/2025	70,655,813
97,700,000	United States Treasury Notes	4.50%		11/15/2025	98,302,993

Total US Government and Agency Obligations (Cost $1,177,713,137)					1,166,025,790

Common Stocks - 0.0% (i)
69,339	Frontera Energy Corporation (g)				632,264

Total Common Stocks (Cost $6,270,923)					632,264

Short Term Investments - 3.6%
8,181,585	First American Government Obligations Fund - Class U	4.10	% (h)		8,181,585
8,181,585	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (h)		8,181,585
8,181,585	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (h)		8,181,585
71,600,000	United States Treasury Bills	0.00%		03/23/2023	70,934,371
117,600,000	United States Treasury Bills	0.00%		08/10/2023	114,431,612

Total Short Term Investments (Cost $210,720,230)					209,910,738

Total Investments - 99.3% (Cost $6,207,812,319)					5,848,696,916
Other Assets in Excess of Liabilities - 0.7%					40,250,038

NET ASSETS - 100.0%					$5,888,946,954

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Interest only security

(e)	Perpetual maturity. The date disclosed is the next call date of the security.

(f)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(g)	Non-income producing security

(h)	Seven-day yield as of period end

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.8%
Collateralized Loan Obligations	17.2%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
Non-Agency Residential Collateralized Mortgage Obligations	14.1%
Foreign Corporate Bonds	10.2%
US Corporate Bonds	5.8%
Asset Backed Obligations	5.7%
Bank Loans	5.3%
Short Term Investments	3.6%
US Government and Agency Mortgage Backed Obligations	2.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Common Stocks	0.0%	(i)
Other Assets and Liabilities	0.7%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.8%
Collateralized Loan Obligations	17.2%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
Non-Agency Residential Collateralized Mortgage Obligations	14.1%
Asset Backed Obligations	5.7%
Banking	5.3%
Short Term Investments	3.6%
Utilities	2.5%
US Government and Agency Mortgage Backed Obligations	2.3%
Energy	1.5%
Healthcare	1.0%
Transportation	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Telecommunications	0.8%
Pharmaceuticals	0.8%
Business Equipment and Services	0.8%
Media	0.7%
Chemicals/Plastics	0.6%
Electronics/Electric	0.6%
Technology	0.5%
Food Service	0.5%
Hotels/Motels/Inns and Casinos	0.4%
Retailers (other than Food/Drug)	0.4%
Containers and Glass Products	0.4%
Food Products	0.4%
Mining	0.4%
Chemical Products	0.4%
Automotive	0.3%
Finance	0.3%
Insurance	0.3%
Industrial Equipment	0.3%
Building and Development (including Steel/Metals)	0.2%
Leisure	0.2%
Real Estate	0.2%
Aerospace & Defense	0.1%
Commercial Services	0.1%
Environmental Control	0.1%
Beverage and Tobacco	0.1%
Construction	0.1%
Financial Intermediaries	0.0	% (i)
Diversified Manufacturing	0.0	% (i)
Consumer Products	0.0	% (i)
Other Assets and Liabilities	0.7%

	100.0%

(i)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.